Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 09, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 09, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.
Supplement dated March 9, 2016
to the Statutory Prospectus dated March 1, 2016
This supplement updates information contained in the Statutory Prospectus. Please retain this supplement for future reference.

Principal LifeTime Hybrid Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID INCOME FUND
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	In the Annual Fund Operating Expenses section, replace the table with the following:
Expense Example [Heading]	rr_ExpenseExampleHeading	In the Example section, replace the table with the following:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Principal LifeTime Hybrid Income Fund | S&P Target Date Retirement Income Index [Member]
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.05%
Principal LifeTime Hybrid Income Fund | Principal LifeTime Hybrid Income Fund, Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	34.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	35.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(34.55%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.53%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 10,127
Principal LifeTime Hybrid Income Fund | Principal LifeTime Hybrid Income Fund, R-6
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	16.28%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	16.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(16.26%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,958
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,446
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,516
Principal LifeTime Hybrid 2015 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2015 FUND
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	In the Annual Fund Operating Expenses section, replace the table with the following:
Expense Example [Heading]	rr_ExpenseExampleHeading	In the Example section, replace the table with the following:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Principal LifeTime Hybrid 2015 Fund | S&P Target Date 2015 Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Principal LifeTime Hybrid 2015 Fund | Principal LifeTime Hybrid 2015 Fund, Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	5.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.40%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.48%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,184
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,392
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,319
Principal LifeTime Hybrid 2015 Fund | Principal LifeTime Hybrid 2015 Fund, R-6
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.65%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.63%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,344
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,175
Principal LifeTime Hybrid 2020 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2020 FUND
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	In the Annual Fund Operating Expenses section, replace the table with the following:
Expense Example [Heading]	rr_ExpenseExampleHeading	In the Example section, replace the table with the following:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Principal LifeTime Hybrid 2020 Fund | S&P Target Date 2020 Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Principal LifeTime Hybrid 2020 Fund | Principal LifeTime Hybrid 2020 Fund, Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.14%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.65%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	676
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,372
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,230
Principal LifeTime Hybrid 2020 Fund | Principal LifeTime Hybrid 2020 Fund, R-6
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.34%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.32%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.46%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	819
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,966
Principal LifeTime Hybrid 2025 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2025 FUND
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	In the Annual Fund Operating Expenses section, replace the table with the following:
Expense Example [Heading]	rr_ExpenseExampleHeading	In the Example section, replace the table with the following:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Principal LifeTime Hybrid 2025 Fund | S&P Target Date 2025 Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.31%
Principal LifeTime Hybrid 2025 Fund | Principal LifeTime Hybrid 2025 Fund, Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	6.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.30%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.51%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,354
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,716
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,909
Principal LifeTime Hybrid 2025 Fund | Principal LifeTime Hybrid 2025 Fund, R-6
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.07%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.05%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.48%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	749
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,523
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,562
Principal LifeTime Hybrid 2030 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2030 FUND
Expense [Heading]	rr_ExpenseHeading	In the Example section, replace the table with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	In the Annual Fund Operating Expenses section, replace the table with the following:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Principal LifeTime Hybrid 2030 Fund | S&P Target Date 2030 Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Principal LifeTime Hybrid 2030 Fund | Principal LifeTime Hybrid 2030 Fund, Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.55%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	849
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,988
Principal LifeTime Hybrid 2030 Fund | Principal LifeTime Hybrid 2030 Fund, R-6
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.77%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.75%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.47%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,002
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,393
Principal LifeTime Hybrid 2035 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2035 FUND
Objective [Heading]	rr_ObjectiveHeading	In the Annual Fund Operating Expenses section, replace the table with the following:
Expense [Heading]	rr_ExpenseHeading	In the Example section, replace the table with the following:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Principal LifeTime Hybrid 2035 Fund | S&P Target Date 2035 Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
Principal LifeTime Hybrid 2035 Fund | Principal LifeTime Hybrid 2035 Fund, Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	5.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.31%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.53%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,182
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,382
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,295
Principal LifeTime Hybrid 2035 Fund | Principal LifeTime Hybrid 2035 Fund, R-6
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.61%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.59%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	667
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,354
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,188
Principal LifeTime Hybrid 2040 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY FOR PRINCIPAL LIFETIME HYBRID 2040 FUND
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	In the Annual Fund Operating Expenses section, replace the table with the following:
Expense Example [Heading]	rr_ExpenseExampleHeading	In the Example section, replace the table with the following:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Principal LifeTime Hybrid 2040 Fund | S&P Target Date 2040 Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
Principal LifeTime Hybrid 2040 Fund | Principal LifeTime Hybrid 2040 Fund, Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	6.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	7.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.88%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,237
Principal LifeTime Hybrid 2040 Fund | Principal LifeTime Hybrid 2040 Fund, R-6
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.35%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.33%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.46%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	796
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,621
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,775
Principal LifeTime Hybrid 2045 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2045 FUND
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	In the Annual Fund Operating Expenses section, replace the table with the following:
Expense Example [Heading]	rr_ExpenseExampleHeading	In the Example section, replace the table with the following:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Principal LifeTime Hybrid 2045 Fund | S&P Target Date 2045 Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
Principal LifeTime Hybrid 2045 Fund | Principal LifeTime Hybrid 2045 Fund, Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	9.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	9.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.08%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.53%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,841
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 7,372
Principal LifeTime Hybrid 2045 Fund | Principal LifeTime Hybrid 2045 Fund, R-6
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.39%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.37%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,002
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,031
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,615
Principal LifeTime Hybrid 2050 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2050 FUND
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	In the Annual Fund Operating Expenses section, replace the table with the following:
Expense Example [Heading]	rr_ExpenseExampleHeading	In the Example section, replace the table with the following:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Principal LifeTime Hybrid 2050 Fund | S&P Target Date 2050 Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Principal LifeTime Hybrid 2050 Fund | Principal LifeTime Hybrid 2050 Fund, Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	12.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	12.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.36%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.52%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,373
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,527
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,589
Principal LifeTime Hybrid 2050 Fund | Principal LifeTime Hybrid 2050 Fund, R-6
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	5.93%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.91%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,279
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,656
Principal LifeTime Hybrid 2055 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2055 FUND
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	In the Annual Fund Operating Expenses section, replace the table with the following:
Expense Example [Heading]	rr_ExpenseExampleHeading	In the Example section, replace the table with the following:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Principal LifeTime Hybrid 2055 Fund | S&P Target Date 2055 Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2055+ Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.22%
Principal LifeTime Hybrid 2055 Fund | Principal LifeTime Hybrid 2055 Fund, Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	45.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	46.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(45.62%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.53%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,957
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,328
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,495
Principal LifeTime Hybrid 2055 Fund | Principal LifeTime Hybrid 2055 Fund, R-6
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	21.36%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	21.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(21.34%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,654
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6,412
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 10,135
Principal LifeTime Hybrid 2060 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2060 FUND
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	In the Annual Fund Operating Expenses section, replace the table with the following:
Expense Example [Heading]	rr_ExpenseExampleHeading	In the Example section, replace the table with the following:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	In the Performance section, replace the last row in the Average Annual Total Returns table with the following:
Principal LifeTime Hybrid 2060 Fund | S&P Target Date 2055 Plus Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2055+ Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.22%
Principal LifeTime Hybrid 2060 Fund | Principal LifeTime Hybrid 2060 Fund, Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	319.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	319.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(318.98%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.56%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	22,394
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	$ 98,938
Principal LifeTime Hybrid 2060 Fund | Principal LifeTime Hybrid 2060 Fund, R-6
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	134.38%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	134.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(134.36%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.53%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,079
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,164
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,172

[1]	) Management Fees in the table have been restated to reflect current fees. Effective March 1, 2016, the Management Fees were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional and 0.02% for R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Based on estimated amounts for the current fiscal year (Class R-6).